Fair Value (Nonrecurring Fair Value Measurements) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Level 3 | Goodwill
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying Value After Measurement	$ 0	$ 0	$ 0
Level 3 | Mortgage loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying Value After Measurement	3	3	3
Level 3 | Other limited partnership interests
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying Value After Measurement	3	2	38
Level 3 | Computer Software, Intangible Asset [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying Value After Measurement	0	0	0
Nonrecurring | Goodwill
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gains (Losses)	(381)	0	(33)
Nonrecurring | Mortgage loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gains (Losses)	0	0	0
Nonrecurring | Other limited partnership interests
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gains (Losses)	(2)	(1)	(6)
Nonrecurring | Computer Software, Intangible Asset [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gains (Losses)	$ (11)	$ 0	$ 0